Note 12 - Trade and Other Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [line items]
Trade receivables	$ 113,510	$ 98,003
Allowance for expected credit losses	(917)	(5,180)
Trade receivables net of loss allowance	112,593	92,823
Value added tax	4,553	3,275
Other	2,480	1,284
Total other current receivables	7,033	4,560
Third party receivables [member]
Trade and other receivables [line items]
Trade receivables	113,180	97,290
Other related parties [member]
Trade and other receivables [line items]
Trade receivables	$ 330	$ 713